Accounts receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, net
Accounts receivable	$ 19,382	$ 2,607
Less: allowance for doubtful accounts	(92)	(1,093)
Total	$ 19,290	$ 1,514